SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   June 30, 2006
                                                --------------------

Check here if Amendment [ ];                  Amendment Number: ___
     This Amendment (Check only one.):        [ ] is a restatement.
                                              [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             ASSET ADVISORS CORPORATION
Address:          2814A HILLCREEK DRIVE
                  AUGUSTA, GA 30909-6484

Form 13F File Number:    028-06662
                         ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Kevin M. Wilson
         -------------------------------------
Title:   Treasurer/CIO
         -------------------------------------
Phone:   706-650-9900
         -------------------------------------

Signature, Place, and Date of Signing:

 /S/ KEVIN M. WILSON                  AUGUSTA, GA           July 21, 2006
 ----------------------------   -----------------------    -----------------
         [Signature] [City, State] [Date]

Report Type       (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number       Name

         28- _________________      ___________________________________-
         [Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                           0
                                                  -------------------------

Form 13F Information Table Entry Total:                    136
                                                  -------------------------

Form 13F Information Table Value Total:                  258,776
                                                  -------------------------
                                                        (thousands)

List of other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

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
                           ASSET ADVISORS CORPORATION

                           FORM 13F INFORMATION TABLE
                              AS OF DATE: 3/31/06


                                                 Market                Investment Descretion                  Voting Authority
          Title                   CUSIP          Value                -------------------------  Other   ---------------------------
Name of Issuer & of Class         Number        (1000's)     Shares  (a)Sole (b)Shared (c)Other  Manager (a)Sole (b)Shared  (c)Other
--------------------------       ----------    ---------     ------   ------- --------- -------- ------- ------- ---------  --------
totals                                136        258776      6688015    6688015                                           6688015

ExxonMobil Corporation          30231G102         10486       170913     170913                                            170913
The Coca-Cola Company           191216100          9663       224613     224613                                            224613
T. Rowe Price Group, Inc.       74144T108          9093       240490     240490                                            240490
iShares Dow Jones
  US Total Market (ETF)         464287846          7926       127700     127700                                            127700
Johnson & Johnson               478160104          7790       130004     130004                                            130004
ConocoPhillips                  20825C104          7563       115420     115420                                            115420
American Express Company        025816109          7192       135140     135140                                            135140
Cameco Corporation              13321L108          7165       179260     179260                                            179260
Bank of America Corporation     060505104          5880       122252     122252                                            122252
International Game Technology   459902102          5606       147760     147760                                            147760
Southeastern Bank
  Financial Corp.               841584105          5594       147198     147198                                            147198
Peabody Energy Corporation      704549104          5519        99000      99000                                             99000
General Electric                369604103          5076       154020     154020                                            154020
FedEx Corporation               31428X106          4970        42526      42526                                             42526
Microsoft Corporation           594918104          4871       209050     209050                                            209050
Church & Dwight Co., Inc.       171340102          4844       133000     133000                                            133000
The Hershey Company             427866108          4736        85992      85992                                             85992
Paychex, Inc.                   704326107          4129       105925     105925                                            105925
Lincoln National Corporation    534187109          4097        72585      72585                                             72585
Wachovia Corporation            929903102          3859        71355      71355                                             71355
Medco Health Solutions Inc.     58405U102          3623        63251      63251                                             63251
Royal Dutch Shell plc (ADR)     780259206          3574        53364      53364                                             53364
Sunrise Senior Living, Inc.     86768K106          3509       126920     126920                                            126920
General Dynamics Corporation    369550108          3332        50900      50900                                             50900
3M Company                      88579Y101          3289        40723      40723                                             40723
AGL Resources Inc.              047753108          3281        86076      86076                                             86076
Suntrust Banks, Inc.            867914103          3261        42767      42767                                             42767
Brown-Forman Corporation        115637209          3201        44800      44800                                             44800
PetroChina Company
  Limited (adr)                 71646E100          3153        29200      29200                                             29200
Equity Residential              29476L107          3063        68482      68482                                             68482
Berkshire Hathaway Cl B         084670207          2985          981        981                                               981
Cousins Properties Inc.         222795106          2903        93850      93850                                             93850
Morgan Stan India Inv Fd        61745C105          2818        64658      64658                                             64658
Charles Schwab Corp.            808513105          2680       167730     167730                                            167730
The St. Joe Company             790148100          2630        56500      56500                                             56500
Zimmer Holdings, Inc.           98956P102          2570        45310      45310                                             45310
Procter Gamble                  742718109          2515        45240      45240                                             45240
Mediacom Communications         58446K105          2483       398484     398484                                            398484
Merck and Co Inc                589331107          2471        67822      67822                                             67822
Newmont Mining Corporation      651639106          2451        46300      46300                                             46300
Energy Select SPDR              81369Y506          2304        40600      40600                                             40600
Duke Realty Corp.               264411505          1972        56100      56100                                             56100
MoneyGram International, Inc.   60935Y109          1759        51800      51800                                             51800
TIB Financial Corp.             872449103          1696        53000      53000                                             53000
Colonial Properties Trust       195872106          1696        34327      34327                                             34327
Alltel Corporation              020039103          1653        25900      25900                                             25900
The Walt Disney Company         254687106          1567        52240      52240                                             52240
Rio Tinto plc (ADR)             767204100          1552         7400       7400                                              7400
Health Care Property
  Investors Inc.                421915109          1551        58000      58000                                             58000
American Int'l Group            026874107          1526        25842      25842                                             25842
Clarcor Inc.                    179895107          1519        51000      51000                                             51000
S&P Dep Receipts                78462F103          1465        11515      11515                                             11515
Diebold Incorporated            253651103          1452        35740      35740                                             35740
Young Innovations, Inc.         987520103          1402        39800      39800                                             39800
Consolidated Water Co. ltd.     G23773107          1328        54000      54000                                             54000
Blackrock Mun TTT               09247M105          1287       129600     129600                                            129600
Greater China Fund              39167B102          1250        69917      69917                                             69917
Wolseley plc (adr)              97786P100          1227        27400      27400                                             27400
Harrah's Entertainment, Inc.    413619107          1167        16400      16400                                             16400
Deere & Company                 244199105          1161        13900      13900                                             13900
Carnival Corporation            143658300          1160        27800      27800                                             27800
Johnson Controls, Inc.          478366107          1151        14000      14000                                             14000
Watts Water Technologies, Inc.  942749102          1124        33500      33500                                             33500
Wal-Mart Stores, Inc.           931142103          1048        21765      21765                                             21765
Pfizer Inc.                     717081103          1046        44555      44555                                             44555
Delta and Pine Land Company     247357106          1011        34386      34386                                             34386
Cisco Systems, Inc.             17275R102          1010        51735      51735                                             51735
International Business
  Machines Corp.                459200101           954        12416      12416                                             12416
G&K Services, Inc.              361268105           926        27000      27000                                             27000
Forest Laboratories, Inc.       345838106           921        23800      23800                                             23800
BellSouth Corporation           079860102           902        24923      24923                                             24923
The Home Depot, Inc.            437076102           791        22113      22113                                             22113
Kimberly-Clark Corporation      494368103           760        12312      12312                                             12312
The Southern Company            842587107           746        23285      23285                                             23285
PepsiCo, Inc.                   713448108           729        12140      12140                                             12140
Anheuser-Busch Companies, Inc.  035229103           727        15940      15940                                             15940
Cross Timbers Royalty Trust     22757R109           664        14750      14750                                             14750
Chattem Inc.                    162456107           635        20900      20900                                             20900
AT&T Inc.                       001957505           618        22159      22159                                             22159
Eli Lilly & Co.                 532457108           610        11042      11042                                             11042
Harley-Davidson, Inc.           412822108           609        11100      11100                                             11100
Amgen, Inc.                     031162100           605         9270       9270                                              9270
General Growth Properties       370021107           554        12300      12300                                             12300
Honeywell International Inc.    438516106           552        13700      13700                                             13700
Schlumberger                    806857108           527         8100       8100                                              8100
Florida East Coast
  Industries Inc.               340632108           523        10000      10000                                             10000
Genuine Parts Company           372460105           466        11176      11176                                             11176
Texas Pacific Land Trust        882610108           454         3050       3050                                              3050
Swiss Helvetia Fund, The        870875101           451        27062      27062                                             27062
Chevron Corporation             166764100           450         7256       7256                                              7256
CitiGroup Inc.                  172967101           448         9275       9275                                              9275
Dover Corporation               260003108           445         9000       9000                                              9000
Cogdell Spencer Inc.            19238U107           427        21900      21900                                             21900
Barrick Gold                    02451E109           423        14300      14300                                             14300
PowerShares Water Resource
  Portfolio                     73935X575           400        24000      24000                                             24000
Flaherty&Crumr PFd Oppty Fd     33848E106           382        34400      34400                                             34400
Intuit Inc.                     461202103           381         6300       6300                                              6300
JPMorgan Chase & Co.            46625H100           379         9022       9022                                              9022
Ameriprise Financial, Inc.      03076C106           370         8272       8272                                              8272
Polaris Industries Inc.         731068102           357         8234       8234                                              8234
Morgan Stanley                  617446448           340         5380       5380                                              5380
Emerson Electric Co.            291011104           335         4000       4000                                              4000
The Shaw Group Inc.             820280105           331        11900      11900                                             11900
IDEXX Laboratories, Inc.        45168D104           331         4400       4400                                              4400
Caremark Rx, Inc.               141705103           324         6500       6500                                              6500
InterNAP Network Services       45885A102           323       307770     307770                                            307770
UnitedHealth Group Inc.         91324P102           322         7200       7200                                              7200
Georgia Pwr Cap Tr V            37333R308           321        12800      12800                                             12800
Constellation Brands, Inc.      21036P108           316        12640      12640                                             12640
Abbott Laboratories             002824100           307         7040       7040                                              7040
Regions Financial Corp.         7591EP100           299         9027       9027                                              9027
FPL Group, Inc.                 302571104           270         6526       6526                                              6526
Fortune Brands, Inc.            349631100           265         3726       3726                                              3726
Duke Energy Corporation         264399106           263         8970       8970                                              8970
The J.M. Smucker Company        832696405           256         5720       5720                                              5720
Bristol Myers Squibb Co.        110122108           241         9310       9310                                              9310
Cintas Corporation              172909105           239         6000       6000                                              6000
Verizon Communications          92343V104           235         7028       7028                                              7028
Allstate Corporation, The       020002101           231         4226       4226                                              4226
Boeing Company, The             097023105           229         2800       2800                                              2800
Macrovision Corporation         555904101           228        10600      10600                                             10600
Intel Corporation               458140100           223        11732      11732                                             11732
Thermo Electron Corporation     883556102           221         6100       6100                                              6100
Lowe's Companies, Inc.          548661107           218         3600       3600                                              3600
SCANA Corporation               805898103           216         5600       5600                                              5600
AFLAC Incorporated              001055102           213         4600       4600                                              4600
The St. Paul Travelers
  Companies, Inc.               792860108           209         4698       4698                                              4698
Exelon Corporation              30161N101           205         3600       3600                                              3600
Pioneer Drilling Company        723655106           198        12800      12800                                             12800
Medical Properties Trust, Inc.  58463J304           195        17700      17700                                             17700
Flag Financial Corporation      33832H107           195        10000      10000                                             10000
Fidelity Southern Corporation   316320100           188        10560      10560                                             10560
Chico's FAS, Inc.               168615102           194         7200       7200                                              7200
Sirius Satellite Radio Inc.     82966U103            67        14000      14000                                             14000
Migratec Inc                    598622108             0        20000      20000                                             20000
128 equities less than 10000
shares and less than $200000                       7107       211982     211982                                            211982
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